OTHER NON-FINANCIAL LIABILITIES - Schedule of deferred income movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Movement [Roll Forward]
Initial balance	$ 2,953,289	$ 2,785,193	$ 2,738,888
Recognition	14,238,959	9,772,469	4,221,168
Use	(13,505,496)	(9,077,188)	(4,053,345)
Loyalty program (Award and redeem)	17,680	(241,201)	(12,091)
Expiration of tickets	(391,998)	(314,027)	(114,227)
Translation Difference	84,988	4,585	0
Others provisions	(3,822)	23,458	4,800
Final balance	3,393,600	$ 2,953,289	$ 2,785,193
Recognized income from Delta Air Lines	$ 40,500